Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 7,162,487	$ 5,345,394	$ 7,647,982
Interest-bearing deposits at other financial institutions	324,468	454,968	2,621
Federal funds sold	5,765,000	730,000
Securities available for sale	37,910,545	37,012,468	52,350,752
Restricted equity securities, at cost	853,900	1,025,300	1,047,800
Loans, net of unearned income	221,882,285	235,545,772	240,781,721
Less allowance for loan losses	5,009,836	5,223,764	6,649,261
Loans, net	216,872,449	230,322,008	234,132,460
Premises and equipment, net	9,242,794	9,501,807	10,005,605
Foreclosed real estate	17,856,344	8,917,239	6,332,288
Other assets	1,835,425	1,999,543	5,852,959
Total assets	297,823,412	295,308,727	317,372,467
Liabilities and Stockholders' Equity
Noninterest-bearing	27,269,840	24,624,361	27,677,541
Interest-bearing	250,820,350	250,657,934	252,404,109
Total deposits	278,090,190	275,282,295	280,081,650
Federal funds purchased			4,140,000
Note payable	275,250	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000	10,700,000
Securities sold under repurchase agreements			6,414,593
Company guaranteed trust preferred securities	3,403,000	3,403,000	3,403,000
Other liabilities	1,637,103	1,606,277	2,304,631
Total liabilities	288,905,543	286,066,822	307,319,124
Commitments and contingencies
Stockholders' equity
Preferred stock cumulative, non voting		1,607,800	1,607,800
Common stock value	9,833,430	9,777,656	3,627,591
Surplus	130,036	75,330	4,015,440
Retained earnings (deficit)	(3,027,372)	(1,785,317)	189,563
Accumulated other comprehensive income (loss)	373,975	(433,564)	612,949
Total stockholders' equity	8,917,869	9,241,905	10,053,343
Total liabilities and stockholders' equity	297,823,412	295,308,727	317,372,467
Series A [Member]
Stockholders' equity
Preferred stock cumulative, non voting	1,000,000	1,000,000
Series B [Member]
Stockholders' equity
Preferred stock cumulative, non voting	$ 607,800	$ 607,800